Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000234159 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234159 | Point Au Roche Park CLO Ltd.FR_73052WAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234159 | Allison Transmission, Inc.FR_019736AG2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | DaVita, Inc.FR_23918KAS7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Ally Financial, Inc.FR_02005NBS8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Xerox Holdings Corp.FR_98421MAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | Fertitta Entertainment LLCFR_31556PAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | ARES LXVIII CLO Ltd.FR_039942AA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | Garda World Security Corp.FR_C4000KAE4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | Sunoco LP/Sunoco Finance Corp.FR_86765LAT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234159 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234159 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234159 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000234159 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000234159 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234159 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101921 | Cloud Software Group, Inc.FR_88632NBD1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101921 | McAfee LLCFR_57906HAE7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | Sedgwick Claims Management Services, Inc.FR_81527CAP2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | AthenaHealth Group, Inc.FR_04686RAB9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | Neptune Bidco U.S., Inc.FR_64069JAC6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | Allied Universal Holdco LLCFR_01957TAH0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | Peraton Corp.FR_71360HAB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | Polaris Newco LLCFR_73108RAB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | RealPage, Inc.FR_75605VAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101921 | Gainwell Acquisition Corp.FR_59909TAC8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101921 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000101921 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101921 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101921 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101921 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101921 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101921 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101921 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101921 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101921 | IndustryInternet & Telecom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164161 | Guara Norte SARLFR_L4R02QAA8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | Oversea-Chinese Banking Corp. Ltd.FR_69033DAD9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | Minejesa Capital BVFR_N57445AB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | Bharti Airtel Ltd.FR_Y0889VAA8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARLFR_46590XAZ9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | DBS Group Holdings Ltd.FR_ACI1W6K10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164161 | Pertamina Persero PTFR_69370RAK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Banco Internacional del Peru SAA InterbankFR_P13435AD7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Cometa Energia SA de CVFR_P29853AA9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164161 | BBVA Bancomer SAFR_P16259AN6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164161 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000164161 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164161 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000164161 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000164161 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000164161 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164161 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164160 | U.S. Treasury NotesFR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000164160 | U.S. Treasury NotesFR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164160 | U.S. Treasury NotesFR_912828ZE3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164160 | Citigroup Mortgage Loan Trust, Inc.FR_17313FAR3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164160 | Regatta XXIII Funding Ltd.FR_75889FAC8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164160 | Luminent Mortgage TrustFR_55028CAA3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164160 | Marble Point CLO XXI Ltd.FR_56606KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164160 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35564NBX0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164160 | Anchorage Capital CLO 19 Ltd.FR_03328JAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | CQS U.S. CLO Ltd.FR_12659UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164160 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000164160 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000164160 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164160 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000164160 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000164160 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164160 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144728 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144728 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144728 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144728 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144728 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144728 | U.S. Treasury NotesFR_91282CAZ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144728 | U.S. Treasury NotesFR_912828ZL7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144728 | Federal National Mortgage Association REMICSFR_3136ABMZ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144728 | Federal Home Loan Mortgage Corp. REMICSFR_3137BCD21
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144728 | Progress Residential TrustFR_74331VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144728 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144728 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144728 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144728 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144728 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000144728 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000144728 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000144728 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000229692 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229692 | UniCredit SpAFR_904678AQ2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229692 | OneMain Direct Auto Receivables TrustFR_682687AA6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229692 | EW Scripps Co.FR_26928BAL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | Bank of America Corp.FR_06051GKN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | CHG Healthcare Services, Inc.FR_12541HAT0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | GTCR W Merger Sub LLCFR_BA0005L69
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | GTCR W Merger Sub LLCFR_92943EAB2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | CBAM Ltd.FR_12481XAU4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | Post CLO Ltd.FR_73743CAC6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000229692 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000229692 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229692 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000229692 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000229692 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229692 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229692 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231369 | Idaho Housing & Finance Association Revenue, IDFR_45130ABU8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231369 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971XRM2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231369 | Pennsylvania Turnpike Commission Revenue, PAFR_709223XV8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231369 | City of Dallas, General Obligation, TXFR_235219ND0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231369 | South Carolina Jobs-Economic Development Authority Revenue, SCFR_837032BS9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231369 | Medford Hospital Facilities Authority Revenue, ORFR_584283GW9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231369 | Wisconsin Health & Educational Facilities Authority Revenue, WIFR_97712DVZ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231369 | Pennsylvania Economic Development Financing Authority Revenue, PAFR_708692BZ0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231369 | Michigan State Housing Development Authority Revenue, MIFR_594654TJ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231369 | Port of Seattle Revenue, WAFR_735389WP9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231369 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231369 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231369 | Florida
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231369 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231369 | Washington
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231369 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231369 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231369 | California
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231369 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231369 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225200 | Southfield Public SchoolsFR_844215RU9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225200 | New Jersey Economic Development AuthorityFR_64577B7F5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225200 | City of New YorkFR_64966QXQ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225200 | Port of Portland Airport RevenueFR_735240WB5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225200 | New Mexico Hospital Equipment Loan CouncilFR_647370HV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225200 | Medford Hospital Facilities AuthorityFR_584283GQ2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225200 | Park Hill School District of Platte CountyFR_727730HW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225200 | State of HawaiiFR_419792CF1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225200 | Louisiana Stadium & Exposition DistrictFR_546410CS8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225200 | South Carolina Jobs-Economic Development AuthorityFR_837032BS9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225200 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225200 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225200 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225200 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225200 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225200 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225200 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225200 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173571 | SPDR Portfolio Intermediate Term Treasury ETFFR_78464A672
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000173571 | SPDR Portfolio Mortgage-Backed Bond ETFFR_78464A383
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000173571 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000173571 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000173571 | SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173571 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173571 | SPDR Bloomberg 1-3 Month T-Bills ETFFR_78468R663
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173571 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000173571 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101919 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101919 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000101919 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000101919 | SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000101919 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000101919 | SPDR Portfolio S&P 600 Small Cap ETFFR_78468R853
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101919 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101919 | SPDR S&P International Small Cap ETFFR_78463X871
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | SPDR Bloomberg International Corporate Bond ETFFR_78464A151
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000101919 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000101917 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101917 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000101917 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000101917 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101917 | SPDR Portfolio S&P 500 High Dividend ETFFR_78468R788
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000101917 | Schwab U.S. Dividend Equity ETFFR_808524797
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101917 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000101917 | SPDR S&P International Dividend ETFFR_78463X772
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101917 | SPDR ICE Preferred Securities ETFFR_78464A292
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101917 | SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101917 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000101917 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000101916 | SPDR Bloomberg 1-3 Month T-Bills ETFFR_78468R663
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101916 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101916 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000101916 | SPDR S&P Global Natural Resources ETFFR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000101916 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000101916 | Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101916 | SPDR FTSE International Government Inflation-Protected Bond ETFFR_78464A490
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101916 | SPDR S&P Metals & Mining ETFFR_78464A755
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101916 | SPDR Dow Jones International Real Estate ETFFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101916 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101916 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119098 | U.S. Treasury NotesFR_91282CHN4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119098 | American Express Credit Account Master TrustFR_02582JJT8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000119098 | Sumitomo Mitsui Financial Group, Inc.FR_86562MCT5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119098 | Hyundai Auto Lease Securitization TrustFR_44933VAD3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119098 | U.S. BancorpFR_91159HHK9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119098 | Mercedes-Benz Auto Lease TrustFR_58768RAC4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119098 | Huntington Bancshares, Inc.FR_446150AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119098 | Charles Schwab Corp.FR_808513CG8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119098 | Citigroup, Inc.FR_172967MT5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119098 | PepsiCo, Inc.FR_713448FU7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000119098 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000119098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000119098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000119098 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119098 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170017 | Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000170017 | Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000170017 | Industrial Select Sector SPDR FundFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000170017 | Financial Select Sector SPDR FundFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000170017 | Communication Services Select Sector SPDR FundFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000170017 | Consumer Staples Select Sector SPDR FundFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170017 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000170017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%